Shareholder Report, Average Annual Return (Details)		12 Months Ended	57 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		18.29%	13.88%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		18.02%	13.60%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		14.49%	10.70%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		14.28%	10.44%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		12.27%	8.44%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		11.95%	8.16%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		9.69%	6.41%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		9.33%	6.16%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		6.39%	3.41%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II
Average Annual Return, Percent		6.15%	3.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[1]	18.45%	15.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[2]	18.45%	15.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[3]	14.77%	11.85%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[4]	14.77%	11.85%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[5]	11.37%	8.81%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[6]	11.37%	8.81%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[7]	8.95%	6.17%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[8]	8.95%	6.17%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(1.33%)
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[9]	5.50%	2.57%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[10]	5.50%	2.57%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	18.78%

[1]
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.

[2]
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.

[3]
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.

[4]
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.

[5]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.

[6]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.

[7]
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.

[8]
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.

[9]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

[10]
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.